State Street SPDR Bloomberg Investment Grade Floating Rate ETF Expense Example - State Street SPDR Bloomberg Investment Grade Floating Rate ETF - State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192